LOANS AND ALLOWANCE FOR LOAN LOSSES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans and Allowance for Loan Losses

NOTE 3 – LOANS AND ALLOWANCE FOR LOAN LOSSES

Categories of loans at June 30, 2016 and December 31, 2015 include:

	June 30, 2016	December 31, 2015
Commercial real estate	$413,499	$397,017
Commercial and industrial	253,468	262,032
Residential real estate	262,387	250,216
Agricultural real estate	16,565	18,180
Consumer	17,899	17,103
Agricultural	16,292	15,807

Total loans	980,110	960,355
Allowance for loan losses	(6,030)	(5,506)

Net loans	$974,080	$954,849

The Company has participated in mortgage finance loans with another institution, “the originator.” These mortgage finance loans consist of ownership interests purchased in single family residential mortgages funded through the originator’s mortgage finance group. These loans are typically on the Company’s balance sheet for 10 to 20 days. The Company ceased participation in the program during 2016, and at June 30, 2016 and December 31, 2015, the Company had balances of $- and $18,852 in mortgage finance loans classified as commercial and industrial.

From time to time the Company has purchased pools of residential real estate loans originated by other financial institutions to hold for investment with the intent to diversify the residential real estate portfolio. In the quarter ended June 30, 2016, the Company purchased a pool of residential real estate loans totaling $19,641. As of June 30, 2016 and December 31, 2015, residential real estate loans include $88,326 and $74,738 of purchased residential real estate loans from these pools of residential real estate loans.

Over-draft deposit accounts are reclassified and included in consumer loans above. These accounts totaled $301 at June 30, 2016 and $280 at December 31, 2015.

The following tables present the activity in the allowance for loan losses by class for the three-month periods ended June 30, 2016 and 2015:

June 30, 2016	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Beginning balance	$2,275	$1,563	$1,940	$41	$79	$82	$5,980
Provision for loan losses	196	16	157	—	182	(19)	532
Loans charged-off	(190)	(7)	(200)	—	(153)	—	(550)
Recoveries	27	2	20	—	19	—	68

Total ending allowance balance	$2,308	$1,574	$1,917	$41	$127	$63	$6,030

June 30, 2015	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Beginning balance	$3,079	$1,959	$1,267	$138	$56	$66	$6,565
Provision for loan losses	256	267	143	(113)	76	(24)	605
Loans charged-off	(1,428)	(2)	(72)	—	(59)	—	(1,561)
Recoveries	6	4	7	—	17	—	34

Total ending allowance balance	$1,913	$2,228	$1,345	$25	$90	$42	$5,643

The following tables present the activity in the allowance for loan losses by class for the six-month periods ended June 30, 2016 and 2015:

June 30, 2016	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Beginning balance	$2,051	$1,366	$1,824	$29	$187	$49	$5,506
Provision for loan losses	449	261	315	35	179	16	1,255
Loans charged-off	(224)	(62)	(248)	(23)	(281)	(3)	(841)
Recoveries	32	9	26	—	42	1	110

Total ending allowance balance	$2,308	$1,574	$1,917	$41	$127	$63	$6,030

June 30, 2015	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Beginning balance	$2,897	$1,559	$1,190	$148	$81	$88	$5,963
Provision for loan losses	430	670	303	(123)	96	(46)	1,330
Loans charged-off	(1,456)	(8)	(156)	—	(119)	—	(1,739)
Recoveries	42	7	8	—	32	—	89

Total ending allowance balance	$1,913	$2,228	$1,345	$25	$90	$42	$5,643

The following tables present the recorded investment in loans and the balance in the allowance for loan losses by portfolio and class based on impairment method as of June 30, 2016 and December 31, 2015:

June 30, 2016	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Individually evaluated for impairment	$238	$6	$73	$—	$26	$—	$343
Collectively evaluated for impairment	2,070	1,568	1,844	41	101	63	5,687
Purchase credit impaired loans	—	—	—	—	—	—	—

Total	$2,308	$1,574	$1,917	$41	$127	$63	$6,030

Loan Balance:
Individually evaluated for impairment	$2,029	$770	$1,710	$656	$314	$236	$5,715
Collectively evaluated for impairment	407,569	252,698	259,411	15,909	17,576	16,056	969,219
Purchase credit impaired loans	3,901	—	1,266	—	9	—	5,176

Total	$413,499	$253,468	$262,387	$16,565	$17,899	$16,292	$980,110

December 31, 2015	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consume	Agricultural	Total
Allowance for loan losses:
Individually evaluated for impairment	$190	$6	$66	$—	$7	$—	$269
Collectively evaluated for impairment	1,861	1,360	1,758	29	180	49	5,237
Purchase credit impaired loans	—	—	—	—	—	—	—

Total	$2,051	$1,366	$1,824	$29	$187	$49	$5,506

Loan Balance:
Individually evaluated for impairment	$2,893	$1,182	$1,491	$—	$72	$95	$5,733
Collectively evaluated for impairment	389,756	260,850	247,368	18,180	17,000	15,712	948,866
Purchase credit impaired loans	4,368	—	1,357	—	31	—	5,756

Total	$397,017	$262,032	$250,216	$18,180	$17,103	$15,807	$960,355

The following table presents information related to impaired loans, excluding purchased credit impaired loans which have not deteriorated since acquisition, by class of loans as of June 30, 2016 and December 31, 2015. The recorded investment in loans excludes accrued interest receivable due to immateriality.

	June 30, 2016			December 31, 2015
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Commercial real estate	$4,179	$1,962	$—	$563	$536	$—
Commercial and industrial	1,668	710	—	2,668	1,119	—
Residential real estate	1,169	921	—	984	585	—
Agricultural real estate	696	656	—	—	—	—
Consumer	115	50	—	—	—	—
Agricultural	241	236	—	95	95	—

Subtotal	8,068	4,535	—	4,310	2,335	—

With an allowance recorded:
Commercial real estate	927	897	238	4,217	3,176	190
Commercial and industrial	66	60	6	93	63	6
Residential real estate	823	789	73	697	660	66
Agricultural real estate	—	—	—	—	—	—
Consumer	319	264	26	75	72	7
Agricultural	—	—	—	—	—	—

Subtotal	2,135	2,010	343	5,082	3,971	269

Total	$10,203	$6,545	$343	$9,392	$6,306	$269

The table below presents average recorded investment and interest income related to impaired loans for the three months ended June 30, 2016 and 2015. Interest income recognized in the following table was substantially recognized on the cash basis. The recorded investment in loans excludes accrued interest receivable due to immateriality.

	As of and for the three months ended
	June 30, 2016		June 30, 2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$1,464	$4	$795	$7
Commercial and industrial	716	—	555	7
Residential real estate	652	3	675	—
Agricultural real estate	698	—	83	—
Consumer	14	—	—	—
Agricultural	104	1	—	—

Subtotal	3,648	8	2,108	14

With an allowance recorded:
Commercial real estate	2,036	4	3,513	5
Commercial and industrial	117	—	1,690	22
Residential real estate	911	3	611	2
Agricultural real estate	—	—	84	—
Consumer	217	5	38	—
Agricultural	61	—	—	—

Subtotal	3,342	12	5,936	29

Total	$6,990	$20	$8,044	$43

The table below presents average recorded investment and interest income related to impaired loans for the six months ended June 30, 2016 and 2015. Interest income recognized in the following table was substantially recognized on the cash basis. The recorded investment in loans excludes accrued interest receivable due to immateriality.

	As of and for the six months ended
	June 30, 2016		June 30, 2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$1,233	$4	$1,091	$8
Commercial and industrial	845	—	536	7
Residential real estate	662	3	627	—
Agricultural real estate	399	—	95	—
Consumer	16	—	4	—
Agricultural	100	1	—	—

Subtotal	3,255	8	2,353	15

With an allowance recorded:
Commercial real estate	2,516	4	4,441	5
Commercial and industrial	109	—	1,514	26
Residential real estate	877	3	719	2
Agricultural real estate	—	—	111	—
Consumer	177	5	30	—
Agricultural	35	—	—	—

Subtotal	3,714	12	6,815	33

Total	$6,969	$20	$9,168	$48

The following tables present the aging of the recorded investment in past due loans as of June 30, 2016 and December 31, 2015, by portfolio and class of loans:

June 30, 2016	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days Past Due Still On Accrual	Nonaccrual	Loans Not Past Due	Total
Commercial real estate	$840	$—	$—	$3,403	$409,256	$413,499
Commercial and industrial	135	—	—	770	252,563	253,468
Residential real estate	137	824	—	2,467	258,959	262,387
Agricultural real estate	—	—	—	656	15,909	16,565
Consumer	72	2	—	323	17,502	17,899
Agricultural	—	—	—	236	16,056	16,292

Total	$1,184	$826	$—	$7,855	$970,245	$980,110

December 31, 2015	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days Past Due Still On Accrual	Nonaccrual	Loans Not Past Due	Total
Commercial real estate	$645	$108	$—	$4,448	$391,816	$397,017
Commercial and industrial	2	164	—	1,182	260,684	262,032
Residential real estate	166	545	35	2,369	247,101	250,216
Agricultural real estate	138	—	—	—	18,042	18,180
Consumer	96	97	—	103	16,807	17,103
Agricultural	—	—	—	95	15,712	15,807

Total	$1,047	$914	$35	$8,197	$950,162	$960,355

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. Consumer loans are considered pass credits unless downgraded due to payment status or reviewed as part of a larger credit relationship. The Company uses the following definitions for risk ratings:

Pass: Loans classified as pass do not have any noted weaknesses and repayment of the loan is expected.

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The risk category of loans by class of loans is as follows as of June 30, 2016 and December 31, 2015:

June 30, 2016	Pass	Special Mention	Substandard	Doubtful	Total
Commercial real estate	$406,266	$—	$7,233	$—	$413,499
Commercial and industrial	252,826	—	642	—	253,468
Residential real estate	259,592	—	2,795	—	262,387
Agricultural real estate	15,552	—	1,013	—	16,565
Consumer	17,587	—	312	—	17,899
Agricultural	16,052	—	240	—	16,292

Total	$967,875	$—	$12,235	$—	$980,110

December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total
Commercial real estate	$386,917	$—	$10,100	$—	$397,017
Commercial and industrial	260,669	—	1,363	—	262,032
Residential real estate	246,901	—	3,315	—	250,216
Agricultural real estate	17,810	—	370	—	18,180
Consumer	17,000	—	103	—	17,103
Agricultural	15,707	—	100	—	15,807

Total	$945,004	$—	$15,351	$—	$960,355

Purchased Credit Impaired Loans

The Company has acquired loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The recorded investments in purchase credit impaired loans as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Contractually required principal payments	$6,759	$7,550
Discount	(1,583)	(1,794)

Recorded investment	$5,176	$5,756

The accretable yield associated with these loans was $818 and $935 as of June 30, 2016 and December 31, 2015. The interest income recognized on these loans for the three-month and six-month periods ended June 30, 2016 and 2015 was $86, $238, $204 and $371. For the three-month and six-month periods ended June 30, 2016 and 2015, no provision for loan losses was recorded for these loans.

Troubled Debt Restructurings

The Company had no loans modified under troubled debt restructurings as of June 30, 2016 or December 31, 2015.

NOTE 4 – LOANS AND ALLOWANCE FOR LOAN LOSSES

Categories of loans at December 31, 2015 and 2014 include:

	2015	2014
Commercial real estate	$397,017	$364,096
Commercial and industrial	262,032	183,100
Residential real estate	250,216	134,455
Agricultural real estate	18,180	17,083
Consumer	17,103	7,875
Agricultural	15,807	19,267

Total loans	960,355	725,876
Allowance for loan losses	(5,506)	(5,963)

Net loans	$954,849	$719,913

In 2015, the Company began to participate in mortgage finance loans with another institution, “the originator.” These mortgage finance loans consist of ownership interests purchased in single family residential mortgages funded through the originator’s mortgage finance group. These loans are typically on the Company’s balance sheet for 10 to 20 days. As of December 31, 2015, the Company had balances of $18.9 million in mortgage finance loans classified as commercial and industrial.

During 2015 and 2014, the Company purchased four pools of residential real estate loans totaling $60.6 million and $26.2 million. As of December 31, 2015 and 2014, residential real estate loans include $74.7 million and $23.9 million of purchased residential real estate loans from these pools of residential real estate loans.

Over-draft deposit accounts are reclassified and included in consumer loans above. These accounts totaled $280 and $224 at December 31, 2015 and 2014.

The following tables present the activity in the allowance for loan losses by class for the years ended December 31, 2015, 2014 and 2013:

December 31, 2015	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Beginning balance	$2,897	$1,559	$1,190	$148	$81	$88	$5,963
Provision for loan losses	694	1,252	899	(119)	362	(41)	3,047
Loans charged-off	(1,668)	(1,468)	(296)	—	(309)	—	(3,741)
Recoveries	128	23	31	—	53	2	237

Total ending allowance balance	$2,051	$1,366	$1,824	$29	$187	$49	$5,506

December 31, 2014	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Beginning balance	$2,866	$990	$1,360	$217	$63	$118	$5,614
Provision for loan losses	184	579	359	(69)	160	(13)	1,200
Loans charged-off	(241)	(46)	(668)	—	(360)	(19)	(1,334)
Recoveries	88	36	139	—	218	2	483

Total ending allowance balance	$2,897	$1,559	$1,190	$148	$81	$88	$5,963

December 31, 2013	Commercial Real Estate	Commercial and Industrial	Residential Real Estate	Agricultural Real Estate	Consumer	Agricultural	Total
Allowance for loan losses:
Beginning balance	$2,159	$1,448	$745	$2	$57	$60	$4,471
Provision for loan losses	1,574	(371)	845	215	226	94	2,583
Loans charged-off	(926)	(126)	(522)	—	(374)	(37)	(1,985)
Recoveries	59	39	292	—	154	1	545

Total ending allowance balance	$2,866	$990	$1,360	$217	$63	$118	$5,614

The following tables present the recorded investment in loans and the balance in the allowance for loan losses by portfolio and class based on impairment method as of December 31, 2015 and 2014:

	Loan Balance			Allowance for Loan Losses
December 31, 2015	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$7,261	$389,756	$397,017	$190	$1,861	$2,051
Commercial and industrial	1,182	260,850	262,032	6	1,360	1,366
Residential real estate	2,848	247,368	250,216	66	1,758	1,824
Agricultural real estate	—	18,180	18,180	—	29	29
Consumer	103	17,000	17,103	7	180	187
Agricultural	95	15,712	15,807	—	49	49

Total	$11,489	$948,866	$960,355	$269	$5,237	$5,506

	Loan Balance			Allowance for Loan Losses
December 31, 2014	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$10,694	$353,402	$364,096	$1,044	$1,853	$2,897
Commercial and industrial	1,710	181,390	183,100	523	1,036	1,559
Residential real estate	2,175	132,280	134,455	95	1,095	1,190
Agricultural real estate	258	16,825	17,083	16	132	148
Consumer	29	7,846	7,875	3	78	81
Agricultural	—	19,267	19,267	—	88	88

Total	$14,866	$711,010	$725,876	$1,681	$4,282	$5,963

The following table presents information related to impaired loans, excluding purchased credit impaired loans which have not deteriorated since acquisition, by class of loans as of and for the year ended December 31, 2015:

December 31, 2015	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$563	$536	$—	$803	$23
Commercial and industrial	2,668	1,119	—	648	33
Residential real estate	984	585	—	556	3
Agricultural real estate	—	—	—	51	—
Consumer	—	—	—	3	—
Agricultural	95	95	—	7	5

Subtotal	4,310	2,335	—	2,068	64

With an allowance recorded:
Commercial real estate	4,217	3,176	190	3,792	46
Commercial and industrial	93	63	6	1,400	3
Residential real estate	697	660	66	790	12
Agricultural real estate	—	—	—	60	—
Consumer	75	72	7	34	3
Agricultural	—	—	—	—	—

Subtotal	5,082	3,971	269	6,076	64

Total	$9,392	$6,306	$269	$8,144	$128

The above table presents interest income for the twelve months ended December 31, 2015. Interest income recognized in the above table was substantially recognized on the cash basis. The recorded investment in loans excludes accrued interest receivable due to immateriality.

The following table presents information related to impaired loans, excluding purchased credit impaired loans which have not deteriorated since acquisition, by portfolio and class of loans as of and for the year ended December 31, 2014:

December 31, 2014	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$2,496	$1,837	$—	$1,159	$64
Commercial and industrial	553	524	—	906	—
Residential real estate	778	523	—	1,055	—
Agricultural real estate	114	111	—	112	—
Consumer	—	—	—	5	—
Agricultural	—	—	—	—	—

Subtotal	3,941	2,995	—	3,237	64

With an allowance recorded:
Commercial real estate	5,717	5,430	1,044	5,504	21
Commercial and industrial	1,225	1,186	523	284	36
Residential real estate	988	896	95	1,526	14
Agricultural real estate	154	148	16	35	8
Consumer	30	29	3	11	2
Agricultural	—	—	—	12	—

Subtotal	8,114	7,689	1,681	7,372	81

Total	$12,055	$10,684	$1,681	$10,609	$145

The above table presents interest income for the twelve months ended December 31, 2014. Interest income recognized in the above table was substantially recognized on the cash basis. The recorded investment in loans excludes accrued interest receivable due to immateriality.

The following tables present the aging of the recorded investment in past due loans as of December 31, 2015 and 2014, by portfolio and class of loans:

December 31, 2015	30 – 59 Days Past Due	60 – 89 Days Past Due	Greater Than 90 Days Past Due Still On Accrual	Nonaccrual	Loans Not Past Due	Total
Commercial real estate	$645	$108	$—	$4,448	$391,816	$397,017
Commercial and industrial	2	164	—	1,182	260,684	262,032
Residential real estate	166	545	35	2,369	247,101	250,216
Agricultural real estate	138	—	—	—	18,042	18,180
Consumer	96	97	—	103	16,807	17,103
Agricultural	—	—	—	95	15,712	15,807

Total	$1,047	$914	$35	$8,197	$950,162	960,355

December 31, 2014	30 – 59 Days Past Due	60 – 89 Days Past Due	Greater Than 90 Days Past Due Still On Accrual	Nonaccrual	Loans Not Past Due	Total
Commercial real estate	$1,010	$1,958	$—	$7,294	$353,834	$364,096
Commercial and industrial	83	165	39	1,710	181,103	183,100
Residential real estate	765	497	—	1,499	131,694	134,455
Agricultural real estate	—	—	—	258	16,825	17,083
Consumer	22	—	—	29	7,824	7,875
Agricultural	—	44	—	—	19,223	19,267

Total	$1,880	$2,664	$39	$10,790	$710,503	$725,876

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. Consumer loans are considered pass credits unless downgraded due to payment status or reviewed as part of a larger credit relationship. The Company uses the following definitions for risk ratings:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The risk category of loans by class of loans is as follows as of December 31, 2015 and 2014:

December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total
Commercial real estate	$386,917	$—	$10,100	$—	$397,017
Commercial and industrial	260,669	—	1,363	—	262,032
Residential real estate	246,901	—	3,315	—	250,216
Agricultural real estate	17,810	—	370	—	18,180
Consumer	17,000	—	103	—	17,103
Agricultural	15,707	—	100	—	15,807

Total	$945,004	$—	$15,351	$—	960,355

December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total
Commercial real estate	$340,853	$147	$23,096	$—	$364,096
Commercial and industrial	181,272	—	1,828	—	183,100
Residential real estate	132,285	—	2,170	—	134,455
Agricultural real estate	16,708	—	375	—	17,083
Consumer	7,846	—	29	—	7,875
Agricultural	15,432	—	3,835	—	19,267

Total	$694,396	$147	$31,333	$—	$725,876

Purchased Credit Impaired Loans

The Company has acquired loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The recorded investments in purchased credit impaired loans as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Contractually required principal payments	$7,550	$7,278	$9,063
Discount	(1,794)	(2,167)	(2,536)

Recorded investment	$5,756	$5,111	$6,527

The accretable yield associated with these loans as of December 31, 2015 was $935. As of December 31, 2014, the accretable yield was $265, and the accretable yield as of December 31, 2013 was $0. The interest income recognized on these loans for the year ended December 31, 2015 was $866. For the years ended December 31, 2014 and 2013 the interest income recognized was $331 and $0. For the years ended December 31, 2015, 2014 and 2013, no provision for loan losses was recorded for these loans.

Troubled Debt Restructurings

The company had no material loans modified under troubled debt restructurings as of December 31, 2015 and 2014.